Borrowings - Schedule of Convertible Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 353,574
Unwind of discount	26,653	$ 19,356	$ 8,423
Interest expense	9,945	4,239	0
Closing balance	405,024	353,574
Current	13,110	11,763	660
Non-current	391,914	341,811	5,945
Loan balance	405,024	353,574
Convertible bonds
Disclosure of detailed information about borrowings [line items]
Opening balance	344,218	0
Face value of convertible bonds issued	0	426,140
Transaction costs	0	(9,816)
Other equity securities - value of conversion rights	0	(62,711)
Unwind of discount	22,502	9,088
Interest expense	9,945	4,239
Interest paid	(9,871)	(2,549)
Exchange differences	27,921	(20,173)
Closing balance	394,715	344,218	0
Current	11,692	10,840
Non-current	383,023	333,378
Loan balance	$ 394,715	$ 344,218	$ 0